FAIR VALUE MEASUREMENTS (Non-recurring Change in Fair Value) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets			¥ 6,217,151	¥ 3,573,248
Non-recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net, total			3,101,795,172	3,186,997,950
Impairment of long-lived assets			6,217,151	3,573,248
Carrying value of assets before impairment			6,217,151
Carrying value of assets after impairment		¥ 0	0
Non-recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net			¥ 3,101,795,172	¥ 3,186,997,950